Net Income (Loss) Per Share of Common Stock (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Effect of Dilutive Securities
Net income	$ (2,341,660)	$ (14,774,392)	$ 1,051,825	$ (19,194,236)
Basic EPS
Income available to common stockholders, Income (Numerator)			$ 1,051,825	$ (19,194,236)
Income available to common stockholders Shares (Denominator)	182,256,966	132,729,246	135,154,931	121,154,334
Income available to common stockholders, Per-Share Amount	$ (0.01)	$ (0.11)	$ 0.01	$ (0.16)
Diluted EPS
Loss available to common stockholders + assumed conversions, Income (Numerator)			$ (8,198,787)
Loss available to common stockholders + assumed conversions, Shares (Denominator)	183,737,415	132,729,246	169,560,265	121,154,334
Loss available to common stockholders + assumed conversions, Per-Share Amount	$ (0.01)	$ (0.11)	$ (0.05)	$ (0.16)
Unvested restricted stock
Effect of Dilutive Securities
Shares (Denominator)			858,856
Options
Effect of Dilutive Securities
Shares (Denominator)			392,784
Warrants
Effect of Dilutive Securities
Shares (Denominator)			447,431
Warrants - liability classified
Effect of Dilutive Securities
Income (Numerator)			$ (9,250,612)
Shares (Denominator)			32,706,263